Employee benefit liabilities (Schedule of Liabilities for Employee Benefits) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)
Disclosure of defined benefit plans [line items]
Employee benefit	₪ 3,068	$ 846	₪ 2,804
Accrual for annual leave	1,125	310	952
Defined benefit schemes	1,055	291	878
Liabilities for employee benefits	₪ 5,248	$ 1,447	₪ 4,634